Exhibit 99.1

Deloitte & Touche LLP Harborside Plaza 10, Suite 400 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

October 19, 2015

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) and Bank of America, National Association, Merrill Lynch, Pierce, Fenner & Smith Incorporated, CIBC Inc., CIBC World Markets Corp., Starwood Mortgage Funding III LLC, Drexel Hamilton, LLC and Wells Fargo Securities, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26, Commercial Mortgage Pass-Through Certificates, Series 2015-C26.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 19, 2015, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 22 mortgage loans contributed by Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”) that are secured by 46 mortgaged properties (the “MSMCH Assets”), (ii) 28 mortgage loans contributed by Bank of America, National Association (“BANA”) that are secured by 29 mortgaged properties (the “BANA Assets”), (iii) 10 mortgage loans contributed by Starwood Mortgage Funding III LLC (“SMF III”) that are secured by 16 mortgaged properties (the “SMF III Assets”) and (iv) 9 mortgage loans contributed by CIBC Inc. (“CIBC”) that are secured by 11

Member of Deloitte Touche Tohmatsu

2

mortgaged properties (the “CIBC Assets”). Together, MSMCH, BANA, SMF III and CIBC are referred to herein as the “Mortgage Loan Sellers” and the MSMCH Assets, BANA Assets, SMF III Assets and CIBC Assets are referred to herein as the “Mortgage Assets.”

From August 26, 2015 through October 19, 2015, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,	MSBAM 2015-C26 DD AUP
/s/ Deloitte & Touche LLP

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, promissory note splitters, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

Metropolitan statistical area bulletin posted on the White House website - www.whitehouse.gov/sites/default/files/omb/bulletins/2013/b13-01.pdf (the “MSA Bulletin”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”); and

Servicer reports and records and provided electronic files (the “Servicer Records”).

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	Characteristic	Source Document
1	Property Name	Identification purposes only – not applicable
2	Percent by Cut-off Date Balance	Refer to calculation procedures
3	Original Balance	Loan Agreement
4	Cut-off Date Balance	Refer to calculation procedures
5	Maturity Date Balance	Refer to calculation procedures
6	Cut-off Date Balance per Unit or SF	Refer to calculation procedures
7	Cut-off Date	Provided
8	Number of Properties	Appraisal Report
9	Street Address	Appraisal Report
10	City	Appraisal Report
11	State	Appraisal Report
12	Zip Code	Appraisal Report/USPS
13	County	Appraisal Report
14	MSA	Appraisal Report/MSA Bulletin
15	North or South CA (NCA/SCA)	Appraisal Report
16	Property Type	Appraisal Report
17	Property Sub-Type	Appraisal Report
18	Units/SF	Rent Roll
19	Year Built	Appraisal Report/Engineering Report
20	Year Renovated	Appraisal Report/Engineering Report
21	Single-Tenant (Y/N)	Rent Roll
22	Owner-Occupied >20% (Y/N - %)	Rent Roll
23	Percent Leased	Rent Roll
24	Percent Leased as of Date	Rent Roll
25	Percent Leased Source	Rent Roll
26	Sec. 8 (Multifamily) (Y/N)	Appraisal Report
27	No. of Sec. 8 Units	Appraisal Report
28	Sec. 42 (Multifamily) (Y/N)	Appraisal Report
29	No. of Sec. 42 Units	Appraisal Report
30	Hotel Franchise Agreement Expiration Date	Rent Roll
31	Condo Component (Y/N - % of Borrower Control)	Rent Roll
32	Ownership Interest	Title Policy
33	Ground Lease Extinguished Upon Foreclosure (Y/N)	Ground Lease
34	Ground Lease Expiration Date	Ground Lease
35	Extension Options	Ground Lease

	Characteristic	Source Document
36	Extension Options Description	Ground Lease
37	Ground Lease Outside Expiration Date (Including Extensions)	Ground Lease
38	Appraised Value	Appraisal Report
39	Value as of Date	Appraisal Report
40	Borrower Name	Loan Agreement
41	Sponsor	Loan Agreement/ASR
42	Nonrecourse Carve-out Guarantor	Guaranty/Loan Agreement
43	Environmental Indemnitor	Guaranty/Loan Agreement
44	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement
45	Borrower State of Incorporation	Loan Agreement
46	Borrower Required to Maintain Lender Register (NOT at Lender’s Option) (Y/N)	Loan Agreement
47	Discounted Payoff (DPO), Maturity Default (MD), Loan Modification (LM)	Loan Agreement
48	SAE (Y/N)	Loan Agreement
49	SPE (Y/N)	Loan Agreement
50	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
51	Independent Director (Y/N)	Loan Agreement
52	Related Borrowers (Y/N)	Loan Agreement
53	Related Borrower Pool	Loan Agreement
54	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
55	Single Note / Multiple Property Loan (Y/N)	Loan Agreement
56	Acquisition or Refinance	Closing Statement/ASR
57	Note Date	Loan Agreement
58	First P&I Payment Date	Loan Agreement
59	First Payment Date (IO)	Loan Agreement
60	Maturity Date or ARD	Loan Agreement
61	ARD Loan (Y/N)	Loan Agreement
62	Final Maturity Date	Loan Agreement
63	ARD Rate Step	Loan Agreement
64	Lockbox Type	Cash Management Agreement/Loan Agreement
65	Cash Management Status	Cash Management Agreement/Loan Agreement
66	Terms/Description of Springing Lockbox	Cash Management Agreement/Loan Agreement
67	Original Term to Maturity or ARD (mos.)	Refer to calculation procedures
68	Remaining Term to Maturity or ARD (mos.)	Refer to calculation procedures
69	Original IO Period (mos.)	Refer to calculation procedures
70	Remaining IO Period (mos.)	Refer to calculation procedures
71	Original Amort. Term (mos.)	Refer to calculation procedures

	Characteristic	Source Document
72	Remaining Amort. Term (mos.)	Refer to calculation procedures
73	Amort. Type	Loan Agreement
74	Interest Accrual Method	Loan Agreement
75	Interest Rate	Loan Agreement
76	Monthly Debt Service (P&I)	Loan Agreement
77	Monthly Debt Service (IO)	Refer to calculation procedures
78	Annual Debt Service (P&I)	Refer to calculation procedures
79	Annual Debt Service (IO)	Refer to calculation procedures
80	Future Payment Changes (Y/N)	Loan Agreement
81	UW NOI DSCR (P&I)	Refer to calculation procedures
82	UW NOI DSCR (IO)	Refer to calculation procedures
83	UW NCF DSCR (P&I)	Refer to calculation procedures
84	UW NCF DSCR (IO)	Refer to calculation procedures
85	Cut-off Date LTV	Refer to calculation procedures
86	Maturity Date LTV	Refer to calculation procedures
87	Third Most Recent Revenues	Underwritten Financial Summary Report
88	Third Most Recent Expenses	Underwritten Financial Summary Report
89	Third Most Recent NOI	Underwritten Financial Summary Report
90	Third Most Recent NOI Date	Underwritten Financial Summary Report
91	Third Most Recent NOI Debt Yield	Refer to calculation procedures
92	Second Most Recent Revenues	Underwritten Financial Summary Report
93	Second Most Recent Expenses	Underwritten Financial Summary Report
94	Second Most Recent NOI	Underwritten Financial Summary Report
95	Second Most Recent NOI Date	Underwritten Financial Summary Report
96	Second Most Recent NOI Debt Yield	Refer to calculation procedures
97	Most Recent Revenues	Underwritten Financial Summary Report
98	Most Recent Expenses	Underwritten Financial Summary Report
99	Most Recent NOI	Underwritten Financial Summary Report
100	Most Recent NOI Date	Underwritten Financial Summary Report
101	Most Recent NOI Debt Yield	Refer to calculation procedures
102	Underwritten Occupancy	Underwritten Financial Summary Report
103	Underwritten EGI	Underwritten Financial Summary Report
104	Underwritten Expenses	Underwritten Financial Summary Report
105	Underwritten NOI	Underwritten Financial Summary Report
106	Underwritten NOI Debt Yield	Refer to calculation procedures
107	Underwritten CapEx Reserves	Underwritten Financial Summary Report
108	Underwritten TI/LC Reserves	Underwritten Financial Summary Report
109	Underwritten NCF	Underwritten Financial Summary Report
110	Underwritten NCF Debt Yield	Refer to calculation procedures
111	Largest Tenant	Rent Roll
112	Lease Expiration Date of Largest Tenant	Rent Roll
113	NSF of Largest Tenant (SF)	Rent Roll
114	Percent NSF of the Largest Tenant (%)	Refer to calculation procedures

	Characteristic	Source Document
115	2nd Largest Tenant	Rent Roll
116	Lease Expiration of 2nd Largest Tenant	Rent Roll
117	NSF of 2nd Largest Tenant (SF)	Rent Roll
118	Percent NSF of 2nd Largest Tenant (%)	Refer to calculation procedures
119	3rd Largest Tenant	Rent Roll
120	Lease Expiration of 3rd Largest Tenant	Rent Roll
121	NSF of 3rd Largest Tenant (SF)	Rent Roll
122	Percent NSF of 3rd Largest Tenant (%)	Refer to calculation procedures
123	4th Largest Tenant	Rent Roll
124	Lease Expiration of 4th Largest Tenant	Rent Roll
125	NSF of 4th Largest Tenant (SF)	Rent Roll
126	Percent NSF of 4th Largest Tenant (%)	Refer to calculation procedures
127	5th Largest Tenant	Rent Roll
128	Lease Expiration of 5th Largest Tenant	Rent Roll
129	NSF of 5th Largest Tenant (SF)	Rent Roll
130	Percent NSF of 5th Largest Tenant (%)	Refer to calculation procedures
131	Top Five Movie Theater Tenant (Y/N)	Rent Roll
132	Top Five Health Club Tenant (Y/N)	Rent Roll
133	Top Five Bank Branch Tenant (Y/N)	Rent Roll
134	Top Five Restaurant Tenant (Y/N)	Rent Roll
135	Top Five Medical Office Tenant (Y/N)	Rent Roll
136	Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Rent Roll
137	Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
138	Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
139	Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Rent Roll
140	Tax Escrow in Place (Y/N)	Loan Agreement
141	Initial Tax Escrow Amount ($)	Closing Statement
142	Ongoing Tax Escrow - Monthly ($)	Closing Statement/Servicer Records
143	Tax Reserve Cap (Amount and Description)	Loan Agreement
144	Springing Reserve Requirement for Tax (Y/N)	Loan Agreement
145	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement
146	Current Tax Escrow Balance	Servicer Records
147	Interest on Tax Escrow Beneficiary	Loan Agreement
148	Insurance Escrow in Place (Y/N)	Loan Agreement
149	Initial Insurance Escrow Amount ($)	Closing Statement
150	Ongoing Insurance Escrow - Monthly ($)	Closing Statement/Servicer Records
151	Insurance Reserve Cap (Amount and	Loan Agreement

	Characteristic	Source Document
Description)
152	Springing Reserve Requirement for Insurance (Y/N)	Loan Agreement
153	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement
154	Current Insurance Escrow Balance	Servicer Records
155	Interest on Insurance Escrow Beneficiary	Loan Agreement
156	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement
157	Deferred Maintenance Recommended per Report ($)	Engineering Report
158	Deferred Maintenance Escrow Amount ($)	Closing Statement/Loan Agreement
159	Percent of Total Recommended Deferred Maintenance Amount Escrowed (%)	Refer to calculation procedures
160	Deferred Maintenance Escrow Current Balance ($)	Servicer Records
161	Interest on Deferred Maintenance Beneficiary	Loan Agreement
162	Cap Ex Escrow in Place (Y/N)	Loan Agreement
163	Initial Cap Ex Escrow Amount ($)	Closing Statement/Loan Agreement
164	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement
165	Annual Cap Ex Reserve Requirement per SF/Unit ($)	Refer to calculation procedures
166	Cap Ex Reserve Cap ($ and Description)	Loan Agreement
167	Springing Reserve Requirement for Cap Ex (Y/N)	Loan Agreement
168	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement
169	Current Cap Ex Escrow Balance	Servicer Records
170	Interest on Cap Ex Escrow Beneficiary	Loan Agreement
171	TI/LC Escrow in Place (Y/N)	Loan Agreement
172	Initial TI/LC Escrow Amount ($)	Closing Statement/Loan Agreement
173	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement
174	Annual TI/LC Escrow per SF/Unit ($)	Refer to calculation procedures
175	TI/LC Reserve Cap (Amount and Description)	Loan Agreement
176	Springing Reserve Requirement for TI/LC (Y/N)	Loan Agreement
177	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement
178	Current TI/LC Balance	Servicer Records
179	Interest on TI/LC Escrow Beneficiary	Loan Agreement
180	Other Escrows in Place (Y/N)	Loan Agreement
181	Description of Other Escrows	Loan Agreement
182	Initial Other Escrow Amount ($)	Closing Statement/Loan Agreement

	Characteristic	Source Document
183	Ongoing Other Escrow - Monthly ($)	Loan Agreement
184	Other Reserve Cap ($)	Loan Agreement
185	Other Springing Reserve Requirement (Y/N)	Loan Agreement
186	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement
187	Current Other Escrow Balance	Servicer Records
188	Interest on Other Escrow Beneficiary	Loan Agreement
189	Other Escrow Description/ Release Provisions	Loan Agreement
190	FIRREA Appraisal (Y/N)	Appraisal Report
191	Appraisal Report Date	Appraisal Report
192	Phase I Date	Phase I Report
193	Phase II Date	Phase II Report
194	Engineering Report Date	Engineering Report
195	Seismic Report Date	Seismic Report
196	Earthquake Zone 3 or 4 (Y/N)	Seismic Report
197	PML %	Seismic Report
198	Earthquake Insurance (Y/N)	Insurance Certificate
199	Windstorm Insurance (Y/N)	Insurance Certificate
200	Flood Zone (Y/N)	Appraisal Report
201	Flood Insurance (Y/N)	Insurance Certificate
202	Environmental Insurance (Y/N)	Insurance Certificate
203	Due Date	Loan Agreement
204	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
205	Debt Service Grace Period to Call a Default	Loan Agreement
206	Balloon Payment Grace Period to Impose Late Charge	Loan Agreement
207	Balloon Payment Grace Period to Call a Default	Loan Agreement
208	Default Interest Rate	Loan Agreement
209	Assumption Provision (Y/N)	Loan Agreement
210	Assumption Fee	Loan Agreement
211	Partial Collateral Release (Y/N)	Loan Agreement
212	Partial Collateral Release and Prepayment Descriptions	Loan Agreement
213	Outparcel or Other Release (Y/N)	Loan Agreement
214	Outparcel or Other Release Description	Loan Agreement
215	Substitution Allowed (Y/N)	Loan Agreement
216	Substitution Provision Description	Loan Agreement
217	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
218	Partial Prepayment Description	Loan Agreement

	Characteristic	Source Document
219	Prepayment Interest Shortfall (Y/N)	Loan Agreement
220	Seasoning	Refer to calculation procedures
221	Prepayment Provision String	Loan Agreement
222	Lockout End Date	Loan Agreement
223	Pari Passu (Y/N)?	Loan Agreement
224	Current Additional Financing in Place (Y/N/Silent)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
225	Type of Additional Financing	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
226	Additional Financing Original Balance	Loan Agreement/Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
227	Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement
228	Type of Additional Future Financing	Loan Agreement
229	Terms of Future Additional Financing	Loan Agreement
230	Original Whole Note Loan Balance	Loan Agreement
231	Cut-off Date Whole Note Loan Balance	Refer to calculation procedures
232	Pari Passu Debt	Loan Agreement
233	Total Trust Exposure	Refer to calculation procedures
234	Annual Debt Service Incl. Pari Passu (Amort)	Refer to calculation procedures
235	Annual Debt Service Incl. Pari Passu (IO)	Refer to calculation procedures
236	Cut-off Date Pari Passu Mortgage Debt Balance	Refer to calculation procedures
237	Cut-off Date Subordinate Mortgage Debt Balance	Refer to calculation procedures
238	Total Mortgage Debt Cut-off Date LTV Ratio	Refer to calculation procedures
239	Total Mortgage Debt UW NCF DSCR	Refer to calculation procedures
240	Total Mortgage Debt UW NOI Debt Yield	Refer to calculation procedures
241	Cut-off Date Mezzanine Debt Balance	Refer to calculation procedures
242	Total Debt Cut-off Date LTV Ratio	Refer to calculation procedures
243	Total Debt UW NCF DSCR	Refer to calculation procedures
244	Total Debt UW NOI Debt Yield	Refer to calculation procedures

With respect to Characteristic 2, we recomputed the Percent by Cut-off Date Balance by dividing the (i) Cut-off Date Balance by (ii) sum of each of the Mortgage Assets’ Cut-off Date Balance.

With respect to Characteristic 4, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method and Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Cut-off Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 5, assuming, at your request, no prepayments of principal, we recomputed the Maturity Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Maturity Date or ARD and Interest Rate. With respect to full term interest-only Mortgage Assets (if any), the Maturity Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 6, we recomputed the Cut-off Date Balance per Unit or SF by dividing the (i) Cut-off Date Balance by (ii) Units/SF. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Units/SF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 67, we recomputed the Original Term to Maturity or ARD (mos.) by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date (as applicable) to and inclusive of the Maturity Date or ARD.

With respect to Characteristic 68, we recomputed the Remaining Term to Maturity or ARD (mos.) by subtracting the (i) Seasoning from (ii) Original Term to Maturity or ARD (mos.).

With respect to Characteristic 69, we recomputed the Original IO Period (mos.) by determining the number of payment dates from and inclusive of the First Payment Date (IO) to and exclusive of the First P&I Payment Date.

With respect to Characteristic 70, we recomputed the Remaining IO Period (mos.) by subtracting the (i) Seasoning from (ii) Original IO Period (mos.). This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 71, we recomputed the Original Amort. Term (mos.) using the Original Balance, Monthly Debt Service (P&I) and Interest Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 72, we recomputed the Remaining Amort. Term (mos.) by subtracting the Seasoning from the Original Amort. Term (mos.). With respect to partial interest-only, then amortizing Mortgage Assets, the procedure indicated herein reduces the Seasoning as of the Cut-off Date by the Original IO Period (mos.) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 77, we recomputed the Monthly Debt Service (IO) by dividing the (i) Annual Debt Service (IO) by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable).

With respect to Characteristic 78, we recomputed the Annual Debt Service (P&I) by multiplying the (i) Monthly Debt Service (P&I) by (ii) twelve. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 79, we recomputed the Annual Debt Service (IO) by multiplying the (i) Cut-off Date Balance and (ii) the product of the (a) Interest Rate and (b) for those Mortgage Assets whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable).

With respect to Characteristic 81, we recomputed the UW NOI DSCR (P&I) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Assets (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the indebtedness of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 82, we recomputed the UW NOI DSCR (IO) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the indebtedness of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 83, we recomputed the UW NCF DSCR (P&I) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Assets (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the indebtedness of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 84, we recomputed the UW NCF DSCR (IO) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the indebtedness of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 85, we recomputed Cut-off Date LTV by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 86, we recomputed Maturity Date LTV by dividing the (i) Maturity Date Balance by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 91, we recomputed the Third Most Recent NOI Debt Yield by dividing the (i) Third Most Recent NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Third Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 96, we recomputed the Second Most Recent NOI Debt Yield by dividing the (i) Second Most Recent NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Second Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 101, we recomputed the Most Recent NOI Debt Yield by dividing the (i) Most Recent NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 106, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-

Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 110, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 114, we recomputed the Percent NSF of the Largest Tenant (%) by dividing the (i) NSF of Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 118, we recomputed the Percent NSF of 2nd Largest Tenant (%) by dividing the (i) NSF of 2nd Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 122, we recomputed the Percent NSF of 3rd Largest Tenant (%) by dividing the (i) NSF of 3rd Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 126, we recomputed the Percent NSF of 4th Largest Tenant (%) by dividing the (i) NSF of 4th Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 130, we recomputed the Percent NSF of 5th Largest Tenant (%) by dividing the (i) NSF of 5th Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 159, we recomputed the Percent of Total Recommended Deferred Maintenance Amount Escrowed (%) by dividing the (i) Deferred Maintenance Escrow Amount ($) by (ii) Deferred Maintenance Recommended per Report ($).

With respect to Characteristic 165, we recomputed the Annual Cap Ex Reserve Requirement per SF/Unit ($) by dividing the (i) product of the (a) Ongoing Cap Ex Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 174, we recomputed the Annual TI/LC Escrow per SF/Unit ($) by dividing the (i) product of the (a) Ongoing TI/LC Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 220, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date, as applicable, to and inclusive of the Cut-off Date.

With respect to Characteristic 231, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Whole Note Loan Balance using the First P&I Payment Date, whole note loan monthly debt service, Original Whole Note Loan Balance, Interest Accrual Method and whole note loan interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only whole note loan Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest-only whole note loan Mortgage Assets (if any), the Cut-off Date Whole

Note Loan Balance was set to equal the Original Whole Note Loan Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Whole Note Loan Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 233, the Total Trust Exposure was set to equal the Cut-off Date Balance. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 234, we recomputed the Annual Debt Service Incl. Pari Passu (Amort) by multiplying the (i) whole note loan monthly debt service (P&I) (as set forth on or derived from the Loan Agreement) by (ii) 12. This procedure was not performed for full term interest-only pari passu Mortgage Assets (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 235, we recomputed the Annual Debt Service Incl. Pari Passu (IO) by multiplying the (i) Original Whole Note Loan Balance (as set forth on the Loan Agreement) and (ii) the product of (a) the whole note loan interest rate (as set forth on or derived from the Loan Agreement) and (b) for those Mortgage Assets whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. This procedure was only performed for partial and full term interest-only pari passu Mortgage Assets (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 236, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Pari Passu Mortgage Debt Balance using the First P&I Payment Date, pari passu monthly debt service (P&I), Pari Passu Debt, Interest Accrual Method and pari passu interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only pari passu Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest-only pari passu Mortgage Assets (if any), the Cut-off Date Pari Passu Mortgage Debt Balance was set to equal the Pari Passu Debt (as set forth on the Loan Agreement). At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Pari Passu Mortgage Debt Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 237, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Subordinate Mortgage Debt Balance using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, subordinate mortgage debt original balance, subordinate mortgage debt interest accrual method and subordinate mortgage debt interest rate (each as set forth on or derived from the Subordinate Loan Document) and the Cut-off Date. With respect to interest-only subordinate mortgage debt Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Subordinate Loan Document) and full term interest-only subordinate mortgage debt Mortgage Assets (if any), the Cut-off Date Subordinate Mortgage Debt Balance was set to equal the original subordinate mortgage debt balance (as set forth on the Subordinate Loan Document). This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 238, we recomputed the Total Mortgage Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination or have subordinate mortgage debt.

With respect to Characteristic 239, we recomputed the Total Mortgage Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) the sum of the (a) Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO), as applicable and (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination or have subordinate mortgage debt.

With respect to Characteristic 240, we recomputed the Total Mortgage Debt UW NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) the sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination or have subordinate mortgage debt.

With respect to Characteristic 241, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Mezzanine Debt Balance using the mezzanine or subordinate unsecured debt first payment date, mezzanine or subordinate unsecured debt monthly debt service, mezzanine or subordinate unsecured debt original balance, mezzanine or subordinate unsecured debt interest accrual method and mezzanine or subordinate unsecured debt interest rate (each as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) and the Cut-off Date. With respect to partial interest-only mezzanine debt determined to be non-amortizing as of the Cut-off Date and full term interest-only mezzanine debt (if any) (as derived from the Mezzanine Loan Document), the Cut-off Date Mezzanine Debt Balance was set to equal the related Additional Financing Original Balance. This procedure was performed only for those Mortgage Assets with mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 242, we recomputed the Total Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance, (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (d) Cut-off Date Mezzanine Debt Balance (if applicable) by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 243, we recomputed the Total Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) the sum of the (a) Annual Debt Service (P&I), Annual Debt Service (IO), Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO), as applicable, (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable) and (c) mezzanine or subordinate unsecured debt annual debt service (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 244, we recomputed the Total Debt UW NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) the sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance, (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (d) Cut-off Date Mezzanine Debt Balance (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.